CONDENSED BALANCE SHEETS	Sep. 30, 2022 USD ($)
CURRENT ASSETS
Cash	$ 475,809
Prepaid expenses and other assets	283,083
Total current assets	758,892
Prepaid expenses - non current	85,471
Deferred offering costs	0
Investments held in Trust Account	116,765,936
TOTAL ASSETS	117,610,299
CURRENT LIABILITIES
Accounts payable and accrued expenses	702,878
Income Tax Payable	88,568
Franchise tax payable	150,000
Total current liabilities	941,446
Total liabilities	941,446
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock; $0.0001 par value; 50,000,000 shares authorized; 3,251,000 shares issued and outstanding	323	[1]
Additional paid-in capital	1,605,560
Accumulated deficit	(1,464,399)
Total stockholders' equity	141,484
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	117,610,299
Common stock subject to possible redemption
CURRENT LIABILITIES
Common stock subject to possible redemption, $0.0001 par value, 11,500,000 shares at redemption value of $10.13 per share.	$ 116,527,369

[1]	Comprised of 2,875,000 Founder Shares and 376,000 shares of common stock included in the sale of the Private Placement Units